Financial Instruments and Risk Management - Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($)	Jan. 31, 2026	Oct. 31, 2025
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 912,718	$ 682,163
Due to related parties	227,684	60,232
Lease liability	7,977	18,800
Convertible loans		1,760,066
Total	1,148,379	2,521,261
Within 1 year [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	912,718	682,163
Due to related parties	227,684	60,232
Lease liability	7,977	18,800
Convertible loans		1,760,066
Total	1,148,379	2,521,261
Within 2-5 years [Member]
Schedule of Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liability
Total